Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers	€ 186	€ 213
Other taxes including social security premiums	129	115
Other current liabilities	98	120
Other current non-financial liabilities	€ 414	€ 448